Income Taxes - Schedule of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal statutory rate, Amount (in Dollars)	$ (1,783,333)
U.S. federal statutory rate, Percentage	21.00%
State, Amount (in Dollars)
State, Percentage
Foreign tax, Amount (in Dollars)		$ 79,000
Foreign tax, Percentage		(3.33%)
Meals and entertainment, Amount (in Dollars)		$ 6,318
Meals and entertainment, Percentage		(0.27%)
Warrant income, Amount (in Dollars)		$ (34,583)
Warrant income, Percentage		1.46%
Effect of changes in tax laws or rates enacted in the current period, Amount (in Dollars)
Effect of changes in tax laws or rates enacted in the current period, Percentage
Effect of cross-border tax laws, Amount (in Dollars)
Effect of cross-border tax laws, Percentage
Tax credits, Amount (in Dollars)
Tax credits, Percentage
Change in valuation allowance, Amount (in Dollars)	$ 1,458,025	$ 413,104
Change in valuation allowance, Percentage	(17.17%)	(17.42%)
Change in estimate for prior year taxes, Amount (in Dollars)		$ 15,304
Change in estimate for prior year taxes, Percentage		(0.65%)
Interest expense, Amount (in Dollars)	$ 142,899	$ 118,904
Interest expense, Percentage	(1.68%)	(5.01%)
Nontaxable or nondeductible items - other, Amount (in Dollars)	$ 26,564
Nontaxable or nondeductible items - other, Percentage	(0.31%)
Changes in unrecognized tax benefits, Amount (in Dollars)
Changes in unrecognized tax benefits, Percentage
Deferred tax adjustment for expired stock-based compensation awards, Amount (in Dollars)	$ 125,619
Deferred tax adjustment for expired stock-based compensation awards, Percentage	(1.48%)
Other adjustments, Amount (in Dollars)	$ 30,226
Other adjustments, Percentage	(0.36%)
Total, Amount (in Dollars)		$ 100,000
Effective tax rate, Percentage	0.00%	(4.22%)
Book loss before taxes, Amount (in Dollars)		$ (498,047)
Book loss before taxes, Percentage		21.00%